Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands					6 Months Ended
	Jun. 14, 2022 DKK (kr) shares	Jun. 08, 2022 DKK (kr) shares	Jun. 07, 2022 DKK (kr) shares	Apr. 20, 2022 DKK (kr) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 DKK (kr) shares
Capital Structure and Financial Matters
Equity | $					$ 32,437
Equity | $					20,150
Share capital
Capital Structure and Financial Matters
Equity					3,755	kr 23,204
Exercised warrants, Share Capital | kr	kr 17	kr 38	kr 92	kr 54
Capital increase | kr						429
Equity					$ 3,844	kr 23,834
Ordinary Shares
Capital Structure and Financial Matters
Share capital, shares, beginning of year					23,203,808	23,203,808
Exercise of warrants (in shares)	17,264	37,665	92,313	54,072
Capital increase (in shares)					428,572	428,572
Share capital, shares, end of the period					23,833,694	23,833,694